STOCKHOLDERS’ EQUITY (DEFICIT) (Details Narrative) - USD ($)	3 Months Ended					4 Months Ended			5 Months Ended					6 Months Ended
	Jun. 30, 2021	Apr. 14, 2021	Apr. 08, 2021	Mar. 31, 2021	Mar. 31, 2020	May 10, 2021	Apr. 21, 2021	Apr. 16, 2021	Jun. 09, 2021	May 24, 2021	May 19, 2021	May 18, 2021	May 17, 2021	Jun. 30, 2021	Jun. 18, 2021	Jun. 30, 2020
Class of Stock [Line Items]
Stock issued for services, value	$ 37,975			$ 81,825	$ 384,000
Share price	$ 0													$ 0
Short term loan		$ 100,000
Sale Of Stock [Member]
Class of Stock [Line Items]
Share price							$ 6.00
Stock Issued During Period, Shares, New Issues							41,667
Note Holder [Member]
Class of Stock [Line Items]
Stock converted, shares converted																92,761
Debt converted, amount converted																$ 30,695
Debt converted, shares issued																1,919
Proceeds from note conversion																$ 5,000
Conversion of Stock, Amount Converted																$ 584,000
One Investor [Member]
Class of Stock [Line Items]
Number of restricted common stock sold			16,667
Share price			$ 6.00
One Investor 2 [Member]
Class of Stock [Line Items]
Proceeds from Short-term Debt		$ 100,000
Number of restricted common stock issued for loan origination fee		2,500
Repayments of Short-term Debt							$ 100,000
One Investor 3 [Member]
Class of Stock [Line Items]
Number of restricted common stock sold								41,667
Share price								$ 6.00
One Investor 4 [Member]
Class of Stock [Line Items]
Debt converted, amount converted														$ 105,000
Debt converted, shares issued														10,000
One Investor 5 [Member]
Class of Stock [Line Items]
Proceeds from Short-term Debt						$ 100,000
Short term loan						105,000
Origination fee						$ 5,000
One Investor 6 [Member]
Class of Stock [Line Items]
Proceeds from Short-term Debt													$ 100,000
Short term loan													$ 100,000
Number of restricted common stock issued for loan origination fee													6,000
One Investor 7 [Member]
Class of Stock [Line Items]
Proceeds from Short-term Debt												$ 100,000
Short term loan												$ 100,000
Number of restricted common stock issued for loan origination fee												5,000
One Investor 8 [Member]
Class of Stock [Line Items]
Proceeds from Short-term Debt											$ 50,000
Short term loan											$ 50,000
Number of restricted common stock issued for loan origination fee											3,000
One Investor 9 [Member]
Class of Stock [Line Items]
Proceeds from Short-term Debt										$ 50,000
Short term loan										$ 50,000
Number of restricted common stock issued for loan origination fee										3,000
Three Investors [Member]
Class of Stock [Line Items]
Short term loan									$ 400,000
Number of restricted common stock issued for loan origination fee									10,000
Origination fee									$ 20,000
Proceed from issuance of debt									$ 420,000
Two Investors [Member]
Class of Stock [Line Items]
Short term loan															$ 120,000
Origination fee															12,000
Proceed from issuance of debt															$ 132,000
Common Stock [Member]
Class of Stock [Line Items]
Stock issued for services, shares														15,000		13,750
Stock issued for services, value														$ 119,800		$ 375,000
Common Stock [Member] | Preferred Series E [Member]
Class of Stock [Line Items]
Stock converted, shares converted																3,937
Stock converted, common shares issued																9,843
Common Stock [Member] | Warrants [Member]
Class of Stock [Line Items]
Stock converted, shares converted																60,026
Warrant [Member] | Preferred Series E [Member]
Class of Stock [Line Items]
Warrant exercise price																$ 48.00
Warrant expiration date																Jan. 08, 2025